Investments in Joint Ventures - Summary of Movements in Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [abstract]
Beginning balance	¥ 577	¥ 557
Additions	102	16
Share of results	17	34	¥ 49
Dividend received during the year	(69)	(30)
Ending balance	¥ 627	¥ 577	¥ 557